Note 4 - Related Party Transactions (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Details
Loans and Leases Receivable, Related Parties	$ 140,715	$ 139,236
Notes Receivable, Related Parties	$ 72,913	$ 72,913